Restatement of Previously Issued Consolidated Financial Statement (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock Based compensation for services					$ 112,000
Revenue	$ 7,806,500	$ 6,783,800	$ 26,077,300	$ 17,737,900	30,953,500	$ 5,730,300
Cost of sales	$ 7,183,900	$ 6,964,400	$ 24,448,100	$ 17,144,300	27,645,100	$ 4,936,700
Saylor View Estates LLC [Member]
Cost of sales					65,200
Harbor Materials [Member]
Revenue					135,000
Equipment [Member]
Loans					$ 705,600